Distribution Date:	08/27/2007	Citigroup Mortgage Loan Trust Inc.
Determination Date:	08/15/2007	Asset-Backed Pass-Through Certificates, Series 2007-WFHE2

CONTACT INFORMATION

Depositor	Citigroup Mortgage Loan Trust Inc.
390 Greenwich Street
New York, NY 10013

Credit Risk Manager	Clayton Fixed Income Services Inc.
1700 Lincoln Street, Suite 1600
Denver, CO 80203

PMI Insurer	United Guaranty Mortgage Indemnity Company
230 N. Elm Street
Greensboro, North Carolina 27401

Trust Administrator	Citibank, N.A.
388 Greenwich Street, 14th Floor
New York, NY 10013

CONTENTS

Distribution Summary	2

Distribution Summary (Factors)	3

Interest Distribution	4

Principal Distribution	5

Reconciliation Detail	6

Collateral Summary	6

Delinquency Information	8

Standard Prepayment and Default Information	10

Credit Enhancement	11

Distribution Waterfall Detail	12

Other Information	14

Deal Contact:	Valerie Delgado	Citibank, N.A.
	valerie.delgado@citi.com	Agency and Trust
	Tel: (949) 250-6464	388 Greenwich Street, 14th Floor
	Fax: (949) 250-6450	New York, NY 10013

Reports Available at www.sf.citidirect.com	Page 1 of 15	© Copyright 2007 Citigroup

Distribution Date:	08/27/2007	Citigroup Mortgage Loan Trust Inc.
Determination Date:	08/15/2007	Asset-Backed Pass-Through Certificates, Series 2007-WFHE2

Distribution Summary

DISTRIBUTION IN DOLLARS

Class (1)	Original Balance (2)	Prior Principal Balance (3)	Pass- Through Rate (4)	Accrual Day Count (5)	Accrual Dates (6)	Interest Distributed (7)	Principal Distributed (8)	Total Distributed (9)=(7+8)	Deferred Interest (10)	Realized Loss (11)	Current Principal Balance (12)=(3-8+10-11)
A1	418,372,000.00	342,947,685.56	5.430000%	33 / 360	07/25 - 08/26	1,707,022.10	13,455,078.61	15,162,100.71	0.00	0.00	329,492,606.95
A2	166,657,000.00	166,657,000.00	5.470000%	33 / 360	07/25 - 08/26	835,645.97	0.00	835,645.97	0.00	0.00	166,657,000.00
A3	104,265,000.00	104,265,000.00	5.500000%	33 / 360	07/25 - 08/26	525,669.38	0.00	525,669.38	0.00	0.00	104,265,000.00
A4	63,433,000.00	63,433,000.00	5.670000%	33 / 360	07/25 - 08/26	329,693.02	0.00	329,693.02	0.00	0.00	63,433,000.00
M1	40,086,000.00	40,086,000.00	5.720000%	33 / 360	07/25 - 08/26	210,184.26	0.00	210,184.26	0.00	0.00	40,086,000.00
M2	44,540,000.00	44,540,000.00	5.770000%	33 / 360	07/25 - 08/26	235,579.48	0.00	235,579.48	0.00	0.00	44,540,000.00
M3	20,291,000.00	20,291,000.00	5.790000%	33 / 360	07/25 - 08/26	107,694.48	0.00	107,694.48	0.00	0.00	20,291,000.00
M4	17,816,000.00	17,816,000.00	5.970000%	33 / 360	07/25 - 08/26	97,498.06	0.00	97,498.06	0.00	0.00	17,816,000.00
M5	15,836,000.00	15,836,000.00	6.120000%	33 / 360	07/25 - 08/26	88,839.96	0.00	88,839.96	0.00	0.00	15,836,000.00
M6	11,383,000.00	11,383,000.00	6.470000%	33 / 360	07/25 - 08/26	67,510.68	0.00	67,510.68	0.00	0.00	11,383,000.00
M7	10,887,000.00	10,887,000.00	7.159975%	33 / 360	07/25 - 08/26	72,552.78	0.00	72,552.78	0.00	0.00	10,887,000.00
M8	8,909,000.00	8,909,000.00	7.159975%	33 / 360	07/25 - 08/26	63,862.68	0.00	63,862.68	0.00	0.00	8,909,000.00
M9	13,856,000.00	13,856,000.00	7.159975%	33 / 360	07/25 - 08/26	99,324.43	0.00	99,324.43	0.00	0.00	13,856,000.00
M10	17,817,000.00	17,817,000.00	7.159975%	33 / 360	07/25 - 08/26	127,718.19	0.00	127,718.19	0.00	0.00	17,817,000.00
CE	35,632,482.63	35,632,100.97	48.854267%	30 / 360	07/01 - 07/31	1,424,754.09	0.00	1,424,754.09	0.00	0.00	35,632,100.97
P	100.00	100.00	0.000000%	30 / 360		94,704.29	0.00	94,704.29	0.00	0.00	100.00
R	0.00	0.00	0.000000%	30 / 360		0.00	0.00	0.00	0.00	0.00	0.00
RX	0.00	0.00	0.000000%	30 / 360		0.00	0.00	0.00	0.00	0.00	0.00
Totals	989,780,582.63	914,355,886.53				6,088,253.85	13,455,078.61	19,543,332.46	0.00	0.00	900,900,807.92

Reports Available at www.sf.citidirect.com	Page 2 of 15	© Copyright 2007 Citigroup

Distribution Date:	08/27/2007	Citigroup Mortgage Loan Trust Inc.
Determination Date:	08/15/2007	Asset-Backed Pass-Through Certificates, Series 2007-WFHE2

Distribution Summary (Factors)

PER $1,000 OF ORIGINAL BALANCE

Class	CUSIP	Record Date	Prior Principal Balance (3/2 x 1000)	Interest Distributed (7/2 x 1000)	Principal Distributed (8/2 x 1000)	Total Distributed (9/2 x 1000)	Deferred Interest (10/2 x 1000)	Realized Loss (11/2 x 1000)	Current Principal Balance (12/2 x 1000)
A1	17312BAA0	08/24/2007	819.719497	4.080154	32.160562	36.240716	0.000000	0.000000	787.558935
A2	17312BAB8	08/24/2007	1,000.000000	5.014167	0.000000	5.014167	0.000000	0.000000	1,000.000000
A3	17312BAC6	08/24/2007	1,000.000000	5.041667	0.000000	5.041667	0.000000	0.000000	1,000.000000
A4	17312BAD4	08/24/2007	1,000.000000	5.197500	0.000000	5.197500	0.000000	0.000000	1,000.000000
M1	17312BAE2	08/24/2007	1,000.000000	5.243333	0.000000	5.243333	0.000000	0.000000	1,000.000000
M2	17312BAF9	08/24/2007	1,000.000000	5.289167	0.000000	5.289167	0.000000	0.000000	1,000.000000
M3	17312BAG7	08/24/2007	1,000.000000	5.307500	0.000000	5.307500	0.000000	0.000000	1,000.000000
M4	17312BAH5	08/24/2007	1,000.000000	5.472500	0.000000	5.472500	0.000000	0.000000	1,000.000000
M5	17312BAJ1	08/24/2007	1,000.000000	5.610000	0.000000	5.610000	0.000000	0.000000	1,000.000000
M6	17312BAK8	08/24/2007	1,000.000000	5.930834	0.000000	5.930834	0.000000	0.000000	1,000.000000
M7	17312BAL6	08/24/2007	1,000.000000	6.664166	0.000000	6.664166	0.000000	0.000000	1,000.000000
M8	17312BAM4	08/24/2007	1,000.000000	7.168333	0.000000	7.168333	0.000000	0.000000	1,000.000000
M9	17312BAN2	08/24/2007	1,000.000000	7.168334	0.000000	7.168334	0.000000	0.000000	1,000.000000
M10	17312BAP7	08/24/2007	1,000.000000	7.168333	0.000000	7.168333	0.000000	0.000000	1,000.000000
CE	17312BAQ5	07/31/2007	999.989289	39.984699	0.000000	39.984699	0.000000	0.000000	999.989289
P	17312BAR3	07/31/2007	1,000.000000	947,042.900000	0.000000	947,042.900000	0.000000	0.000000	1,000.000000
R	17312BAS1	07/31/2007	0.000000	0.000000	0.000000	0.000000	0.000000	0.000000	0.000000
RX	17312BAT9	07/31/2007	0.000000	0.000000	0.000000	0.000000	0.000000	0.000000	0.000000

Reports Available at www.sf.citidirect.com	Page 3 of 15	© Copyright 2007 Citigroup

Distribution Date:	08/27/2007	Citigroup Mortgage Loan Trust Inc.
Determination Date:	08/15/2007	Asset-Backed Pass-Through Certificates, Series 2007-WFHE2

Interest Distribution Detail

DISTRIBUTION IN DOLLARS

Class	Prior Principal Balance	Pass- Through Rate	Next Pass- Through Rate	Interest Accrual Day Cnt Fraction	Optimal Accrued Interest	Prior Unpaid Interest	Interest on Prior Unpaid Interest	Non-Recov. Interest Shortfall	Interest Due	Deferred Interest	Interest Distributed	Current Unpaid Interest
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)	(10)=(6)+(7)+(8)-(9)	(11)	(12)	(13)=(10)-(11)-(12)
A1	342,947,685.56	5.43000%	5.61500%	33 / 360	1,707,022.10	0.00	0.00	0.00	1,707,022.10	0.00	1,707,022.10	0.00
A2	166,657,000.00	5.47000%	5.65500%	33 / 360	835,645.97	0.00	0.00	0.00	835,645.97	0.00	835,645.97	0.00
A3	104,265,000.00	5.50000%	5.68500%	33 / 360	525,669.38	0.00	0.00	0.00	525,669.38	0.00	525,669.38	0.00
A4	63,433,000.00	5.67000%	5.85500%	33 / 360	329,693.02	0.00	0.00	0.00	329,693.02	0.00	329,693.02	0.00
M1	40,086,000.00	5.72000%	5.90500%	33 / 360	210,184.26	0.00	0.00	0.00	210,184.26	0.00	210,184.26	0.00
M2	44,540,000.00	5.77000%	5.95500%	33 / 360	235,579.48	0.00	0.00	0.00	235,579.48	0.00	235,579.48	0.00
M3	20,291,000.00	5.79000%	5.97500%	33 / 360	107,694.48	0.00	0.00	0.00	107,694.48	0.00	107,694.48	0.00
M4	17,816,000.00	5.97000%	6.15500%	33 / 360	97,498.06	0.00	0.00	0.00	97,498.06	0.00	97,498.06	0.00
M5	15,836,000.00	6.12000%	6.30500%	33 / 360	88,839.96	0.00	0.00	0.00	88,839.96	0.00	88,839.96	0.00
M6	11,383,000.00	6.47000%	6.65500%	33 / 360	67,510.68	0.00	0.00	0.00	67,510.68	0.00	67,510.68	0.00
M7	10,887,000.00	7.15998%	7.15997%	33 / 360	72,552.78	0.00	0.00	0.00	72,552.78	0.00	72,552.78	0.00
M8	8,909,000.00	7.15998%	7.15997%	33 / 360	63,862.68	0.00	0.00	0.00	63,862.68	0.00	63,862.68	0.00
M9	13,856,000.00	7.15998%	7.15997%	33 / 360	99,324.43	0.00	0.00	0.00	99,324.43	0.00	99,324.43	0.00
M10	17,817,000.00	7.15998%	7.15997%	33 / 360	127,718.19	0.00	0.00	0.00	127,718.19	0.00	127,718.19	0.00
CE	35,632,100.97	48.85427%	0.00000%	30 / 360	1,424,999.09	0.00	0.00	245.00	1,424,754.09	0.00	1,424,754.09	0.00
P	100.00	0.00000%	0.00000%	30 / 360	94,704.29	0.00	0.00	0.00	94,704.29	0.00	94,704.29	0.00
R	0.00	0.00000%	0.00000%	30 / 360	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
RX	0.00	0.00000%	0.00000%	30 / 360	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals	914,355,886.53				6,088,498.85	0.00	0.00	245.00	6,088,253.85	0.00	6,088,253.85	0.00

Reports Available at www.sf.citidirect.com	Page 4 of 15	© Copyright 2007 Citigroup

Distribution Date:	08/27/2007	Citigroup Mortgage Loan Trust Inc.
Determination Date:	08/15/2007	Asset-Backed Pass-Through Certificates, Series 2007-WFHE2

Principal Distribution Detail

DISTRIBUTION IN DOLLARS

Class	Original Balance	Prior Principal Balance	Scheduled Principal Distribution	Unscheduled Principal Distribution	Accreted Principal	Current Realized Losses	Current Principal Recoveries	Current Principal Balance	Cumulative Realized Losses	Original Class (%)	Current Class (%)	Original Credit Support	Current Credit Support
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)=(3)-(4)-(5)+(6)-(7)+(8)	(0)	(11)	(12)	(13)	(14)
A1	418,372,000.00	342,947,685.56	446,442.65	13,008,635.96	0.00	0.00	0.00	329,492,606.95	0.00	42.27%	36.57%	23.95%	26.31%
A2	166,657,000.00	166,657,000.00	0.00	0.00	0.00	0.00	0.00	166,657,000.00	0.00	16.84%	18.50%	23.95%	26.31%
A3	104,265,000.00	104,265,000.00	0.00	0.00	0.00	0.00	0.00	104,265,000.00	0.00	10.53%	11.57%	23.95%	26.31%
A4	63,433,000.00	63,433,000.00	0.00	0.00	0.00	0.00	0.00	63,433,000.00	0.00	6.41%	7.04%	23.95%	26.31%
M1	40,086,000.00	40,086,000.00	0.00	0.00	0.00	0.00	0.00	40,086,000.00	0.00	4.05%	4.45%	19.90%	21.86%
M2	44,540,000.00	44,540,000.00	0.00	0.00	0.00	0.00	0.00	44,540,000.00	0.00	4.50%	4.94%	15.40%	16.92%
M3	20,291,000.00	20,291,000.00	0.00	0.00	0.00	0.00	0.00	20,291,000.00	0.00	2.05%	2.25%	13.35%	14.67%
M4	17,816,000.00	17,816,000.00	0.00	0.00	0.00	0.00	0.00	17,816,000.00	0.00	1.80%	1.98%	11.55%	12.69%
M5	15,836,000.00	15,836,000.00	0.00	0.00	0.00	0.00	0.00	15,836,000.00	0.00	1.60%	1.76%	9.95%	10.93%
M6	11,383,000.00	11,383,000.00	0.00	0.00	0.00	0.00	0.00	11,383,000.00	0.00	1.15%	1.26%	8.80%	9.67%
M7	10,887,000.00	10,887,000.00	0.00	0.00	0.00	0.00	0.00	10,887,000.00	0.00	1.10%	1.21%	7.70%	8.46%
M8	8,909,000.00	8,909,000.00	0.00	0.00	0.00	0.00	0.00	8,909,000.00	0.00	0.90%	0.99%	6.80%	7.47%
M9	13,856,000.00	13,856,000.00	0.00	0.00	0.00	0.00	0.00	13,856,000.00	0.00	1.40%	1.54%	5.40%	5.93%
M10	17,817,000.00	17,817,000.00	0.00	0.00	0.00	0.00	0.00	17,817,000.00	0.00	1.80%	1.98%	3.60%	3.96%
CE	35,632,482.63	35,632,100.97	0.00	0.00	0.00	0.00	0.00	35,632,100.97	0.00	3.60%	3.96%	0.00%	0.00%
Totals	989,780,482.63	914,355,786.53	446,442.65	13,008,635.96	0.00	0.00	0.00	900,900,707.92	0.00	100%	100%

Reports Available at www.sf.citidirect.com	Page 5 of 15	© Copyright 2007 Citigroup

Distribution Date:	08/27/2007	Citigroup Mortgage Loan Trust Inc.
Determination Date:	08/15/2007	Asset-Backed Pass-Through Certificates, Series 2007-WFHE2

Reconciliation Detail

SOURCE OF FUNDS

Interest Funds Available
Scheduled Interest	6,538,306.21
Uncompensated PPIS	0.00
Relief Act Interest Shortfall	(245.00)
Interest Adjustments	0.00
Total Interest Funds Available:		6,538,061.21
Principal Funds Available
Scheduled Principal	446,442.65
Curtailments	43,422.38
Prepayments in Full	12,965,213.58
Net Liquidation Proceeds	0.00
Repurchased Principal	0.00
Substitution Principal	0.00
Other Principal	0.00
Total Principal Funds Available:		13,455,078.61
Other Funds Available
Cap Contract Amount	0.00
Prepayment Penalties	94,704.29
Other Charges	0.00
Total Other Funds Available:		94,704.29
Total Funds Available		20,087,844.11

ALLOCATION OF FUNDS

Scheduled Fees
Credit Risk Manager Fee	10,286.10
PMI Insurer Fee	153,560.36
Servicing Fee	380,665.19
Total Scheduled Fees:		544,511.65
Additional Fees, Expenses, etc.
Extraordinary Trust Fund Expenses	0.00
Other Expenses	0.00
Total Additional Fees, Expenses, etc.:		0.00
Distribution to Certificateholders
Interest Distribution	6,088,253.85
Principal Distribution	13,455,078.61
Total Distribution to Certificateholders:		19,543,332.46
Total Funds Allocated		20,087,844.11

Reports Available at www.sf.citidirect.com	Page 6 of 15	© Copyright 2007 Citigroup

Distribution Date:	08/27/2007	Citigroup Mortgage Loan Trust Inc.
Determination Date:	08/15/2007	Asset-Backed Pass-Through Certificates, Series 2007-WFHE2

Collateral Summary

ASSET CHARACTERISTICS

	Cut-Off	Prior	Current

Aggregate Stated Principal Balance	989,780,582.63	914,355,886.53	900,900,807.92

Loan Count	6,628	6,211	6,146

Weighted Average Coupon Rate (WAC)	8.621478%	8.591005%	Not Available

Net Weighted Average Coupon Rate (Net WAC)	8.121478%	7.875972%	Not Available

Weighted Average Remaining Term (WART in months)	353	349	348

AVAILABLE PRINCIPAL

Scheduled Principal	446,442.65
Curtailments	43,422.38
Principal Prepayments	12,965,213.58
Liquidation Proceeds	0.00
Repurchased Principal	0.00
Trailing Recoveries	0.00
TOTAL AVAILABLE PRINCIPAL	13,455,078.61

Current Realized Losses	0.00
Current Bankruptcy Losses	0.00
Cumulative Realized Losses	0.00

AVAILABLE INTEREST

Scheduled Interest		6,538,306.21

Less:	Servicing Fee	380,665.19
	Credit Risk Manager Fee	10,286.10
	PMI Insurer Fee	153,560.36
	Uncompensated PPIS	0.00
	Relief Act Interest Shortfall	245.00
	Non-Recoverable Advance	0.00
	Net Interest Adjustment	0.00
TOTAL AVAILABLE INTEREST		5,993,549.56

Reports Available at www.sf.citidirect.com	Page 7 of 15	© Copyright 2007 Citigroup

Distribution Date:	08/27/2007	Citigroup Mortgage Loan Trust Inc.
Determination Date:	08/15/2007	Asset-Backed Pass-Through Certificates, Series 2007-WFHE2

Delinquency Information

	Less Than 30 Days	30-59 Days	60-89 Days	90+ Days	Totals
Delinquency
Scheduled Principal Balance		25,994,520.21	16,164,555.67	2,446,459.42	44,605,535.30
Percentage of Total Pool Balance		2.8854%	1.7943%	0.2716%	4.9512%
Number of Loans		161	100	20	281
Percentage of Total Loans		2.6196%	1.6271%	0.3254%	4.5721%
Bankruptcy
Scheduled Principal Balance	981,776.41	0.00	0.00	114,073.10	1,095,849.51
Percentage of Total Pool Balance	0.1090%	0.0000%	0.0000%	0.0127%	0.1216%
Number of Loans	8	0	0	2	10
Percentage of Total Loans	0.1302%	0.0000%	0.0000%	0.0325%	0.1627%
Foreclosure
Scheduled Principal Balance		0.00	0.00	13,989,933.64	13,989,933.64
Percentage of Total Pool Balance		0.0000%	0.0000%	1.5529%	1.5529%
Number of Loans		0	0	66	66
Percentage of Total Loans		0.0000%	0.0000%	1.0739%	1.0739%
REO
Scheduled Principal Balance		0.00	0.00	0.00	0.00
Percentage of Total Pool Balance		0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans		0	0	0	0
Percentage of Total Loans		0.0000%	0.0000%	0.0000%	0.0000%
Total
Scheduled Principal Balance	981,776.41	25,994,520.21	16,164,555.67	16,550,466.16	59,691,318.45
Percentage of Total Pool Balance	0.1090%	2.8854%	1.7943%	1.8371%	6.6257%
Number of Loans	8	161	100	88	357
Percentage of Total Loans	0.1302%	2.6196%	1.6271%	1.4318%	5.8087%

Principal and Interest Advances		6,278,826.71

Reports Available at www.sf.citidirect.com	Page 8 of 15	© Copyright 2007 Citigroup

Distribution Date:	08/27/2007	Citigroup Mortgage Loan Trust Inc.
Determination Date:	08/15/2007	Asset-Backed Pass-Through Certificates, Series 2007-WFHE2

Historical Delinquency Information

Distribution	1 Month		2 Month		3 + Month		Bankruptcy		Foreclosure		REO		Total ( 2+, BK, FC & REO)
Date	Balance	Cnt	Balance	Cnt	Balance	Cnt	Balance	Cnt	Balance	Cnt	Balance	Cnt	Balance	Cnt
08/27/2007	25,994,520.21	161	16,164,555.67	100	2,446,459.42	20	1,095,849.51	10	13,989,933.64	66	0.00	0	33,696,798.24	196
	2.885%	2.6%	1.794%	1.6%	0.272%	0.3%	0.122%	0.2%	1.553%	1.1%	0.000%	0.0%	3.740%	3.2%
07/25/2007	26,083,123.98	159	18,493,125.07	99	0.00	0	1,272,060.71	12	0.00	0	0.00	0	19,765,185.78	111
	2.853%	2.6%	2.023%	1.6%	0.000%	0.0%	0.139%	0.2%	0.000%	0.0%	0.000%	0.0%	2.162%	1.8%
06/25/2007	25,517,434.03	146	89,279.68	1	0.00	0	1,162,587.21	9	0.00	0	0.00	0	1,251,866.89	10
	2.765%	2.3%	0.010%	0.0%	0.000%	0.0%	0.126%	0.1%	0.000%	0.0%	0.000%	0.0%	0.136%	0.2%
05/25/2007	3,154,091.64	17	271,223.63	2	0.00	0	532,737.05	6	0.00	0	0.00	0	803,960.68	8
	0.337%	0.3%	0.029%	0.0%	0.000%	0.0%	0.057%	0.1%	0.000%	0.0%	0.000%	0.0%	0.086%	0.1%
04/25/2007	279,213.97	2	0.00	0	0.00	0	466,580.20	5	0.00	0	0.00	0	466,580.20	5
	0.028%	0.0%	0.000%	0.0%	0.000%	0.0%	0.048%	0.1%	0.000%	0.0%	0.000%	0.0%	0.048%	0.1%

Reports Available at www.sf.citidirect.com	Page 9 of 15	© Copyright 2007 Citigroup

Distribution Date:	08/27/2007	Citigroup Mortgage Loan Trust Inc.
Determination Date:	08/15/2007	Asset-Backed Pass-Through Certificates, Series 2007-WFHE2

Standard Prepayment and Default Information

Payment Date	Wtd. Avg. Age (Months)	Current Collateral Balance	Scheduled Principal	Unscheduled Principal	Liquidation Principal	SMM	CPR	PSA	MDR	CDR	SDA
27-Aug-2007	7.35	900,900,807.92	446,442.65	13,008,635.96	0.00	1.423%	15.805%	1,074%	0.000%	0.000%	0%
25-Jul-2007	6.36	914,355,886.53	448,426.59	8,094,293.93	0.00	0.877%	10.036%	789%	0.000%	0.000%	0%
25-Jun-2007	5.36	922,898,607.05	448,948.52	11,852,072.90	0.00	1.268%	14.198%	1,324%	0.000%	0.000%	0%
25-May-2007	4.37	935,199,628.47	449,463.96	45,432,085.82	0.00	4.633%	43.405%	4,971%	0.000%	0.000%	0%
25-Apr-2007	3.37	981,081,178.25	465,878.79	8,233,525.59	0.00	0.832%	9.542%	1,417%	0.000%	0.000%	0%
SMM (Single Month Mortality) = Unscheduled Principal / (Beginning Balance - Scheduled Principal)	MDR (Monthly Default Rate) = Beginning Balance of Liquidated Asset / Total Beginning Balance
CPR (Constant Prepayment Rate) = 1 - ((1-SMM)^12)	CDR (Conditional Default Rate) = 1 - ((1-MDR)^12)
PSA (Public Securities Association) = CPR * (min(.2% * Age, 6%))	SDA (Standard Default Assumption) = CDR * (min(.2% * Age, 6%))

Reports Available at www.sf.citidirect.com	Page 10 of 15	© Copyright 2007 Citigroup

Distribution Date:	08/27/2007	Citigroup Mortgage Loan Trust Inc.
Determination Date:	08/15/2007	Asset-Backed Pass-Through Certificates, Series 2007-WFHE2

Credit Enhancement

Overcollateralization and Trigger Information

Overcollateralization Target Amount		35,632,100.97	3.9552%
Beginning Overcollateralization Amount		35,632,100.97
Overcollateralization Decrease Due to Realized Losses		0.00
Overcollateralization Deficiency Amount	0.00
Excess Spread Available for Overcollateralization Increase	1,450,405.15
Overcollateralization Increase Amount		0.00
Excess Overcollateralization Amount	0.00
Principal Available for Overcollateralization Reduction	13,455,078.61
Overcollateralization Reduction Amount		0.00
Current Overcollateralization		35,632,100.97	3.9552%

Current Senior Enhancement Percentage			26.3129%
Are Stepdown Principal Distributions Allowed This Month?			No
(Has the Stepdown Date Occured and Are There No Trigger Events in Effect?)
Has the Stepdown Date Occured?		No
(Has the 3rd Anniversary Distribution Date Occurred and Does the Senior Enhancement Percentage Equal or Exceed the Target Percentage?)
3rd Anniversary Distribution Date	26-Apr-2010
Stepdown Date Senior Enhancement Percentage	26.3129%
Senior Enhancement Target Percentage	47.9000%
Is a Trigger Event in Effect?		No
(Is a Delinquency Trigger Event in Effect or Is a Cumulative Realized Loss Trigger in Effect?)
Is a Delinquency Trigger Event in Effect?		No
(Does the Delinquency Percentage Exceed the Target Percentage?)
Delinquency Percentage	3.6314%
Target Percentage (46.00% of the Prior Senior Enhancement Percentage)	9.1362%
Is a Cumulative Realized Loss Trigger Event in Effect?		No
(Does the Cumulative Loss Percentage Exceed the Target Percentage?)
Cumulative Loss Percentage	0.0000%
Target Percentage	0.0000%

Reports Available at www.sf.citidirect.com	Page 11 of 15	© Copyright 2007 Citigroup

Distribution Date:	08/27/2007	Citigroup Mortgage Loan Trust Inc.
Determination Date:	08/15/2007	Asset-Backed Pass-Through Certificates, Series 2007-WFHE2

Waterfall Detail

DISTRIBUTIONS	Amount Distributed	Remaining Available Funds

Senior Interest Remittance Funds		5,993,549.56
Class A-1 Certificates, the Senior Interest Distribution Amount	(1,707,022.10)	4,286,527.46
Class A-2 Certificates, the Senior Interest Distribution Amount	(835,645.97)	3,450,881.49
Class A-3 Certificates, the Senior Interest Distribution Amount	(525,669.38)	2,925,212.11
Class A-4 Certificates, the Senior Interest Distribution Amount	(329,693.02)	2,595,519.09

Remaining Interest Remittance Funds		2,595,519.09
Class M-1 Interest Distribution Amount	(210,184.26)	2,385,334.83
Class M-2 Interest Distribution Amount	(235,579.48)	2,149,755.35
Class M-3 Interest Distribution Amount	(107,694.48)	2,042,060.87
Class M-4 Interest Distribution Amount	(97,498.06)	1,944,562.81
Class M-5 Interest Distribution Amount	(88,839.96)	1,855,722.85
Class M-6 Interest Distribution Amount	(67,510.68)	1,788,212.17
Class M-7 Interest Distribution Amount	(71,454.76)	1,716,757.41
Class M-8 Interest Distribution Amount	(58,472.53)	1,658,284.88
Class M-9 Interest Distribution Amount	(90,941.23)	1,567,343.65
Class M-10 Interest Distribution Amount	(116,938.50)	1,450,405.15

Principal Remittance Amount Less Any OC Reduction Amount		13,455,078.61
Class A-1 Certificates	(13,455,078.61)	0.00
Class A-2 Certificates	0.00	0.00
Class A-3 Certificates	0.00	0.00
Class A-4 Certificates	0.00	0.00
Class M-1 Certificates	0.00	0.00
Class M-2 Certificates	0.00	0.00
Class M-3 Certificates	0.00	0.00
Class M-4 Certificates	0.00	0.00
Class M-5 Certificates	0.00	0.00
Class M-6 Certificates	0.00	0.00
Class M-7 Certificates	0.00	0.00
Class M-8 Certificates	0.00	0.00
Class M-9 Certificates	0.00	0.00
Class M-10 Certificates	0.00	0.00

Reports Available at www.sf.citidirect.com	Page 12 of 15	© Copyright 2007 Citigroup

Distribution Date:	08/27/2007	Citigroup Mortgage Loan Trust Inc.
Determination Date:	08/15/2007	Asset-Backed Pass-Through Certificates, Series 2007-WFHE2

Net Monthly Excess Cashflow		1,450,405.15
Class A-1 Certificates	0.00	1,450,405.15
Class A-2 Certificates	0.00	1,450,405.15
Class A-3 Certificates	0.00	1,450,405.15
Class A-4 Certificates	0.00	1,450,405.15
Class M-1 Certificates	0.00	1,450,405.15
Class M-2 Certificates	0.00	1,450,405.15
Class M-3 Certificates	0.00	1,450,405.15
Class M-4 Certificates	0.00	1,450,405.15
Class M-5 Certificates	0.00	1,450,405.15
Class M-6 Certificates	0.00	1,450,405.15
Class M-7 Certificates	0.00	1,450,405.15
Class M-8 Certificates	0.00	1,450,405.15
Class M-9 Certificates	0.00	1,450,405.15
Class M-10 Certificates	0.00	1,450,405.15
To the Mezzanine Certificates, any Interest Carry Forward Amounts	0.00	1,450,405.15
To the Mezzanine Certificates, the related Allocated Realized Loss Amount	0.00	1,450,405.15
To the Net Wac Rate Carryover Reserve Account, any Net Wac Rate Carryover Amounts	(25,651.06)	1,424,754.09
To the Servicer, any reimbursement for advances	0.00	1,424,754.09
To the Class CE Certificates, the Interest Distribution Amount	(1,424,754.09)	0.00
To the Class CE Certificates, the Overcollateralization Reduction Amount	0.00	0.00
To the Class R Certificates, any remaining amounts	0.00	0.00

Prepayment Penalties		94,704.29
Class P Prepayment Penalties	(94,704.29)	0.00
Distribution of Class P outstanding Certificate Principal Balance	0.00	0.00

Reports Available at www.sf.citidirect.com	Page 13 of 15	© Copyright 2007 Citigroup

Distribution Date:	08/27/2007	Citigroup Mortgage Loan Trust Inc.
Determination Date:	08/15/2007	Asset-Backed Pass-Through Certificates, Series 2007-WFHE2

Other Information

Cap Account Information
Beginning Balance	0.00
Deposits	0.00
Withdrawals	0.00
Ending Balance	0.00

Net WAC Rate Carryover Reserve Account Information
Beginning Balance	0.00
Deposits	25,651.06
Withdrawals	25,651.06
Ending Balance	0.00

Expenses
Extraordinary Trust Fund Expenses	0.00

Rate Reset Information
Current LIBOR	5.320000%
Next LIBOR	5.505000%

Reports Available at www.sf.citidirect.com	Page 14 of 15	© Copyright 2007 Citigroup

Distribution Date:	08/27/2007	Citigroup Mortgage Loan Trust Inc.
Determination Date:	08/15/2007	Asset-Backed Pass-Through Certificates, Series 2007-WFHE2

Certificate Interest Rates limited by the Net WAC Rate

Class M-7 Certificate	7.270000%
Class M-8 Certificate	7.820000%
Class M-9 Certificate	7.820000%
Class M-10 Certificate	7.820000%

Net WAC Rate Carryover Amounts

Class M-7 Certificates	1,098.02
Class M-8 Certificates	5,390.15
Class M-9 Certificates	8,383.20
Class M-10 Certificates	10,779.69

Unpaid Net WAC Rate Carryover Amounts

Class M-7 Certificates	0.00
Class M-8 Certificates	0.00
Class M-9 Certificates	0.00
Class M-10 Certificates	0.00

Reports Available at www.sf.citidirect.com	Page 15 of 15	© Copyright 2007 Citigroup